Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2013
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(11) Earnings per Share ("EPS")

        Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2013, 2012, and 2011 is set forth in the following table:

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2013:
Basic EPS
Net income available to common shareholders	$126,351	67,195,180	$1.88
Potential dilutive common shares	—	119,679

Diluted EPS	$126,351	67,314,859	$1.88

December 31, 2012:
Basic EPS
Net income available to common shareholders	$93,473	67,236,681	$1.39
Potential dilutive common shares	—	77,282

Diluted EPS	$93,473	67,313,963	$1.39

December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69